Loan Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Loan Payable

Note 9. Loan Payable

Term Loan

On February 22, 2021, the Company entered into a Term Loan and Security Agreement (“Term Loan”) which provided the Company with up to $40,000,000 at an annual interest rate of 12%. $25,000,000 of the Term Loan was immediately available for borrowing by the Company at the inception of the agreement, the Company borrowed this amount on March 1, 2021. The remaining $15,000,000 is no longer available for borrowing as the Company did not achieve certain milestones needed by the June 30, 2021 deadline. The repayment terms of the Term Loan provides for interest-only payments beginning March 1, 2021 through February 28, 2022. The principal amount is due and payable on March 1, 2022. At the Company’s option, the principal amount of the Term Loan outstanding on March 1, 2022 may be repaid over one or two years beginning on March 1, 2022.

In conjunction with the Term Loan, warrants to purchase preferred stock up to 1% of the fully diluted capitalization (including allowance for conversion of all outstanding convertible notes, SAFE notes and such warrants) of the Company were granted to the lender exercisable at the lender’s option. 80% of the 1% of the warrants were earned by the lender at the completion of the agreement. The additional 20% of the warrants was forfeited as of June 30, 2021. The stock purchase warrant expires on June 30, 2031. The warrant’s original estimated fair value of $15,647,538 was recorded as a derivative liability under ASC 815, Derivatives and Hedging, with the offset recorded as a debt discount. See also Note 10 for discussion on the valuation and recording of the warrants as of June 30, 2021.

Additionally, the Company incurred debt issuance costs of $143,705, which were recorded as a direct deduction from the carrying amount of the Term Loan. The original issuance discount, warrant discount and debt issuance costs are being amortized as interest expense using the effective interest rate method through the term of the loan. Interest expense amortization was $2,633,820 and $3,350,491 for the three and six months ended June 30, 2021, respectively.

The Company allocated the proceeds from the Term Loan agreement to the convertible note and warrants comprising the financing agreement based on the relative fair value of the individual securities on the February 22, 2021 closing date of the agreements. The discount attributable to the convertible note, an aggregate of $15,647,538, is amortized using the effective interest method over the one-year term of the note, maturing on March 1, 2022. Because the discount on the convertible note exceeds 63% of its initial face value, and because the discount is amortized over the period from issuance to maturity of one year, the calculated effective interest rate is 125.97%.

Equipment Loan

In March 2020, the Company entered into an equipment financing agreement to fund the acquisition of specific and eligible equipment (“Equipment Loan”). The Equipment Loan provided the Company access to borrow up to $4,500,000. Repayment of any amounts issued under the Equipment Loan occurs over 30 months. Interest under the

Equipment Loan was fixed at 9.75%. The Company was also obligated to pay a final amount equivalent to 5 percent of the loan, and the final amount was expensed as interest expense over the term of the Equipment Loan using the effective interest rate. The borrowings were collateralized by all of the equipment financed by the lender. On March 9, 2020, the Company borrowed $1,536,772 under the Equipment Loan. The borrowings included an original issuance discount of $49,000. Pursuant to the terms of the Equipment Loan, the first six months of payments were interest only and monthly payments, including principal and interest of $57,929, began September 1, 2020 and were scheduled to end September 1, 2023.

In conjunction with the Equipment Loan, a stock purchase warrant was also issued to the lender, which allows for the purchase of Series A Preferred Stock or Preferred Stock in a subsequent round of financing in an amount of $225,000. Under the stock purchase warrant agreement, the lender is also provided the right to invest up to an additional $250,000 in the Company’s equity or convertible debt issued in future offerings. The lender exercised this right with the SAFE notes issued in February 2021. The stock purchase warrant expires on March 9, 2030. The warrant’s original estimated fair value of $29,415 was recorded as a derivative liability under ASC 815, Derivatives and Hedging, with the offset recorded as a debt discount (See Note 10).

Additionally, the Company incurred debt issuance costs related to the Equipment Loan of $37,659, which were recorded as a direct deduction from the carrying amount of the Equipment Loan. The original issuance discount, warrant discount and debt issuance costs were being amortized as interest expense using the effective interest rate method through the term of the loan. Interest expense amortization was $14,552 and $18,192 for the three and six months ended June 30, 2020, respectively. In December 2020, all of the outstanding principal and accrued interest of $1,536,772 under the Equipment Loan was paid off and the Equipment Loan facility was terminated. The unamortized original issuance discount, warrant discount and debt issuance cost of $67,537 was fully expensed in December 2020. The warrant remains outstanding as of June 30, 2021.

Promissory Notes

On June 29, 2021, the Company and SRAC amended the Merger Agreement which, among other things, provided for the issuance by the Company of two second lien notes (“Promissory Notes”). The notes, in the amount of $1,500,000 each, are held by the Company’s outside counsel and SRAC’s counsel, and are for certain legal fees and expenses incurred by SRAC and the Company in relation to the Merger Agreement. There is no interest rate attached to Promissory Notes as of June 30, 2021, however, if the Company fails to comply with certain obligations of the agreements, a rate of Prime plus 2.00% will be applied. The notes are due and payable when called by each holder and may only be called after August 13, 2021.

The Company’s Term Loan payable consists of the following at June 30, 2021:

June 30, 2021
Gross Term Loan	$25,000,000
Less: Unamortized debt discount and issuance costs	(12,465,407)
Promissory Notes	$3,000,000
Net notes payable, (all current)	$15,534,593

There are no principal payments due on the Term loan until March 1, 2022 when the entire loan is due and payable.

Note 9. Loan Payable

In March 2020, the Company entered into an equipment financing agreement to fund the acquisition of specific and eligible equipment (“Equipment Loan”). The Equipment Loan provides the Company access to borrow up to $4,500,000. Repayment of any amounts issued under the Equipment Loan occurs over 30 months. Interest under the Equipment Loan is fixed at 9.75% and the borrowings may be prepaid as long as the Company provides written notice to the lender (10) business days prior to the prepayment and the Company pays (a) all accrued and unpaid interest on the equipment loan as of the date of prepayment; plus (b) an amount equal to the total amount of all scheduled but unpaid payments of principal; plus (c) an amount equal to all interest that would have accrued on the equipment loan from the date of prepayment through the last scheduled payment. The Company is also obligated to pay a final amount equivalent to 5 percent of the loan, the final amount is being expensed as interest expense over the term of the Equipment Loan using the effective interest rate. The borrowings are collateralized by all of the equipment financed by the lender. On March 9, 2020, the Company borrowed $1,536,772. The borrowings included an original issuance discount of $49,000. Pursuant to the terms of the Equipment Loan, the first six months of payments were interest only and monthly payments including principal and interest of $57,929 begin September 1, 2020 and end September 1, 2023.

In conjunction with the equipment financing agreement, a stock purchase warrant was also issued to the lender, which allows for the purchase of a number of shares of Series A Preferred Stock (or, subject to certain conditions, Preferred Stock in a subsequent round of financing) equal to $225,000 divided by the price per share in the applicable round of financing. Under the warrant agreement, the lender is also provided certain rights to invest up to an additional $250,000 in the Company’s equity or convertible debt issued in future offerings. The warrant expires on March 9, 2030. The original fair value of the warrant of $29,415 was recorded as a derivative liability with the offset recorded as a debt discount (See Note 10).

Additionally, the Company incurred debt issuance costs of $37,659, which were recorded as a direct deduction from the carrying amount of Equipment Loan. The original issuance discount, warrant discount and debt issuance costs are being amortized as interest expense using the effective interest rate method through the term of the loan.

In December 2020, all of the outstanding principal and accrued interest of $1,536,772 under the Equipment Loan was paid off and the Equipment Loan facility was terminated. The unamortized original issuance discount, warrant discount and debt issuance cost of $116,074 was fully expensed in December 2020. The warrant remains outstanding.

PPP Loan

In May 2020, the Company received a Paycheck Protection Program loan (“PPP Loan”) in the amount of $970,000. The loan was issued under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”). The PPP Loan is subject to forgiveness if the Company uses the funds for applicable expenses outlined in the CARES Act. Any portion of the PPP Loan that is not forgiven must be repaid within two years. The PPP Loan bears interest at 1.0% per annum. In September 2020, the Company repaid the PPP Loan in full.